Subsequent Event	12 Months Ended
Mar. 31, 2020
Subsequent Event [Abstract]
SUBSEQUENT EVENT
21.	SUBSEQUENT EVENT

The Company's financial results for the fiscal year ended March 31, 2020 were negatively affected by COVID-19. The Company's Shenzhen, China offices were closed in mid-January 2020 for the annual Chinese New Year holiday and remained closed until late February 2020 as a result of the COVID-19 pandemic. In addition, production at the Shenzhen facilities was reduced due to on-going restrictions on factory operations related to COVID-19 shutdown. During this period, the Company's Myanmar factory remained open and continued to operate until April 2020. It was closed for most of April 2020. These closures affected the Company's operations in the fourth quarter of fiscal 2020 and will impact the Company's operations in fiscal 2021.

The decreases in overall business and financing activities resulting from COVID-19 are expected to have a negative effect on the Company's businesses for an uncertain period of time.